Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

In the normal course of business, the Company may be involved in legal proceedings or threatened legal proceedings. The Company is not party to any legal proceedings or aware of any threatened legal proceedings that are expected to have a material adverse effect on its financial condition, results of operations or liquidity.

In February 2016, the Company signed a firm, non-cancelable, and unconditional commitment in an aggregate amount of $1,062,500 with a vendor to purchase certain inventory items, payable in minimum quarterly amounts of $62,500 through May 2020. At September 30, 2018, a balance of approximately $404,000 remained outstanding under this purchase commitment.

16. Commitments and Contingencies

Operating Leases

The Company leases office, laboratory, and warehouse space at its San Diego, California facility under a non-cancelable operating lease. The initial lease was for an eight-year term expiring in 2012. In November 2011, the Company extended the lease term through October 31, 2018 and expanded the original premises by 9,849 square feet. Under the amended lease, the landlord delivered the expanded premises in May 2013. In September 2013, the Company extended the lease term through July 31, 2020. The Company records rent expense on a straight-line basis over the life of the lease and records the excess of expense over the amounts paid as deferred rent. During each of the years ended December 31, 2016 and 2017, total rent expense recorded in the Company’s statements of operations and comprehensive loss was approximately $1,272,000.

The future minimum lease payments under the amended lease agreement as December 31, 2017 are as follows:

2018	$1,388,705
2019	1,430,366
2020	855,136
Thereafter	—

Total	$3,674,207

Purchase Commitment

In February 2016, the Company signed a firm, non-cancelable, and unconditional commitment in an aggregate amount of $1,062,500 with a vendor to purchase certain inventory items, payable in minimum quarterly amounts of $62,500 through May 2020. At December 31, 2017, a total of approximately $611,000 remained outstanding under this purchase commitment.

Financed Equipment Maintenance and Sales Tax Obligations

During the years ended December 31, 2016 and 2017, total expense recorded in the Company’s statement of operations and comprehensive loss for sales tax and maintenance obligations associated with equipment financing arrangements was approximately $32,000 and $79,000, respectively. At December 31, 2017, approximately $46,000 of such sales tax and maintenance obligations incurred but not paid were recorded in accrued other liabilities in the Company’s balance sheet (see Note 6). Future payments totaling approximately $309,000 for sales tax and maintenance obligations associated with financed equipment were due under equipment financing arrangements at December 31, 2017, which will be expensed as incurred (see Note 8).

Legal Proceedings

In the normal course of business, the Company may be involved in legal proceedings or threatened legal proceedings. The Company is not party to any legal proceedings or aware of any threatened legal proceedings which are expected to have a material adverse effect on its financial condition, results of operations or liquidity.